Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2018
Period-End Spot Rate [Member]
Exchange rate	1	1	1
Period-End Spot Rate [Member] | RMB [Member]
Exchange rate	7.0896	7.1383	7.7119
Average Rate [Member]
Exchange rate	1	1	1	1
Average Rate [Member] | RMB [Member]
Exchange rate	7.0120	6.8767	6.8320	6.5359